FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2017
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments

	June 30, 2017
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$2,272	$2,272	$2,272	$—	$—
Certificates of deposit	10,380	10,380	10,380	—	—
Investment securities – available for sale	108,449	108,449	—	108,449	—
Investment securities – held to maturity	8,678	8,815	—	8,815	—
Mortgage-backed securities – held to maturity:
Agency	128,201	128,840	—	128,840	—
Private-label	1,120	1,341	—	—	1,341
Net loans receivable	77,455	77,224	—	—	77,224
Accrued interest receivable	1,206	1,206	1,206	—	—
FHLB stock	7,062	7,062	7,062	—	—
Bank owned life insurance	4,541	4,541	4,541	—	—
FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$19,396	$19,396	$19,396	$—	$—
NOW accounts	23,787	23,787	23,787	—	—
Savings accounts	45,524	45,524	45,524	—	—
Money market accounts	22,484	22,484	22,484	—	—
Certificates of deposit	32,313	32,147	—	—	32,147
Advance payments by borrowers for taxes and insurance	1,785	1,785	1,785	—	—
FHLB advances – fixed rate	10,000	10,000	—	—	10,000
FHLB advances – variable rate	6,109	6,109	6,109	—	—
FHLB short-term advances	155,799	155,799	155,799	—	—
Accrued interest payable	247	247	247	—	—

	June 30, 2016
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$2,343	$2,343	$2,343	$—	$—
Certificates of deposit	350	350	350	—	—
Investment securities – available for sale	107,676	107,676	—	107,676	—
Investment securities – held to maturity	9,523	9,990	—	9,990	—
Mortgage-backed securities – held to maturity:
Agency	135,957	135,976	—	135,976	—
Private-label	1,459	1,703	—	—	1,703
Net loans receivable	64,673	67,335	—	—	67,335
Accrued interest receivable	1,508	1,508	1,508	—	—
FHLB stock	6,599	6,599	6,599	—	—
Bank owned life insurance	4,410	4,410	4,410	—	—
FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$17,284	$17,284	$17,284	$—	$—
NOW accounts	22,201	22,201	22,201	—	—
Savings accounts	47,232	47,232	47,232	—	—
Money market accounts	23,050	23,050	23,050	—	—
Certificates of deposit	30,250	30,241	—	—	30,241
Advance payments by borrowers for taxes and insurance	1,261	1,261	1,261	—	—
FHLB advances – fixed rate	10,000	10,498	—	—	10,498
FHLB advances – variable rate	6,109	6,109	6,109	—	—
FHLB short-term advances	144,027	144,027	144,027	—	—
Accrued interest payable	189	189	189	—	—